Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint Ventures
Non current assets	$ 186,453	$ 188,029	$ 176,963
Cash and cash equivalents	31,268	27,352	27,907	$ 33,185
TOTAL ASSETS	266,132	273,294	256,762
Shareholder's equity	106,085	119,305	118,114	$ 114,037
Financial debt	60,203	47,773	40,129
Current borrowings	17,099	14,819	13,306
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	266,132	273,294	256,762
Revenues from sales	119,704	176,249	184,106
Income taxes	(318)	(5,872)	(6,516)
NET INCOME	(7,336)	11,438	11,550
OTHER COMPREHENSIVE INCOME	1,230	(781)	(3,494)
Equity value	22,847	23,123	18,689
Profit/(loss)	452	3,406	3,170
Share of Other Comprehensive Income, net amount	(1,831)	408	(540)
Liquefaction entities | Integrated Gas, Renewables and Power
Joint Ventures
Non current assets	70,425	70,279	68,003
Current assets excluding cash and cash equivalents	1,513	1,866	1,928
Cash and cash equivalents	1,834	1,678	339
TOTAL ASSETS	73,772	73,823	70,270
Shareholder's equity	4,433	7,151	7,059
Other non current liabilities	8,259	6,864	3,472
Financial debt	58,128	56,379	56,841
Other current liabilities	2,952	3,429	2,898
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	73,772	73,823	70,270
Revenues from sales	8,543	9,240	2,908
Depreciation and depletion of tangible assets and mineral interests	(3,130)	(3,040)	(1,227)
Interest income	2	5	119
Interest expense	(2,972)	(2,993)	(670)
Income taxes	77	(270)	(386)
NET INCOME	(2,399)	383	2,029
OTHER COMPREHENSIVE INCOME	(323)	(429)	132
Revaluation identifiable assets on equity affiliates	546	660	683
Equity value	1,602	2,318	2,404
Profit/(loss)	(633)	(19)	192
Share of Other Comprehensive Income, net amount	$ (84)	(112)	40
Yamal LNG | Integrated Gas, Renewables and Power
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated Gas, Renewables and Power
Joint Ventures
% owned	26.00%
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals
Joint Ventures
Non current assets	$ 4,664	4,310	4,017
Current assets excluding cash and cash equivalents	1,575	1,842	2,180
Cash and cash equivalents	303	322	237
TOTAL ASSETS	6,542	6,474	6,434
Shareholder's equity	3,443	3,319	3,534
Other non current liabilities	167	150	157
Financial debt	1,703	1,761	1,418
Other current liabilities	583	756	725
Current borrowings	646	488	600
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,542	6,474	6,434
Revenues from sales	5,734	8,437	10,191
Depreciation and depletion of tangible assets and mineral interests	(278)	(256)	(269)
Interest income			9
Interest expense	(2)	(14)	(5)
Income taxes	(69)	(124)	(310)
NET INCOME	133	302	754
OTHER COMPREHENSIVE INCOME	$ 194	$ (116)	$ (169)
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,721	$ 1,660	$ 1,767
Profit/(loss)	67	150	377
Share of Other Comprehensive Income, net amount	87	(68)	(67)
Dividends paid to the Group	$ 102	$ 200	$ 332